Commitment and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

14Commitments and contingencies

Operating lease commitments

The Company leases office premises and printers in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total operating lease expenses were RMB3,113, RMB6,081 and RMB12,120 (US$1,763) for the year ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, future minimum payments under non-cancellable operating leases were as follows:

	RMB	US$
2019	13,387	1,947
2020	10,573	1,538
2021	4,613	671
2022 and thereafter	4,478	651
Total	33,051	4,807

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restrictions or contingent rents.

Capital commitments

As of December 31, 2018, future minimum payment under non-cancellable purchase commitment for bandwidth is RMB1,744 (US$254), which is scheduled to be paid within one year; for consulting service is RMB7,008 (US$1,019) and RMB271 (US$39), which is scheduled to be paid within one and two years, respectively.